Expense Example {- Fidelity® Mid Cap Value Fund} - 01.31 Fidelity Mid Cap Value Fund Retail PRO-10 - Fidelity® Mid Cap Value Fund - Fidelity Mid Cap Value Fund-Retail Class	Apr. 01, 2022 USD ($)
Expense Example:
1 year	$ 58
3 years	183
5 years	318
10 years	$ 714